Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Income and Comprehensive Income [Abstract]
Revenues	$ 19,165,369	$ 12,056,872
Cost of revenues	12,777,616	6,252,280
Gross profit	6,387,753	5,804,592
Operating expenses(income) [Abstract]
Selling expenses	1,105,160	367,776
General and administrative expenses	3,249,849	910,698
Professional fees	366,456	459,728
Stock-based compensation	270,592	441,232
Operating expenses(income)	4,992,057	2,179,434
Income from operations	1,395,696	3,625,158
Investment income	279,233	208,824
Interest income	21,234	40,184
Finance cost	(80,383)	(19,915)
Change in fair value of contingent consideration	(232,310)	0
Government grant	164,713	18,895
Other income(expense),net	226,245	65,134
Impairment loss on intangible assets	(428,028)	0
Gain on disposition of property and equipment	(368)	1,242
Income before provision for income taxes	1,346,032	3,939,522
Income taxes	476,011	694,597
Net income	870,021	3,244,925
Net loss attributable to non-controlling interests	550,365	0
Net income attributable to holders of ordinary shares	1,420,386	3,244,925
Net income	870,021	3,244,925
Foreign currency translation adjustment	850,559	97,297
Comprehensive income	1,720,580	3,342,222
Comprehensive loss attributable to non-controlling interests	502,888	0
Comprehensive income attributable to holders of ordinary shares	$ 2,223,468	$ 3,342,222
Basic earnings per share	$ 0.26	$ 0.6
Diluted earnings per share	$ 0.25	$ 0.59
Basic weighted average number of shares outstanding	5,389,323	5,438,232
Diluted weighted average number of shares outstanding	5,572,695	5,484,986